Share Based Compensation - Summary Of Fair Value Of Stock Options Granted Under the Plan (Detail)	12 Months Ended
	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 yr $ / shares
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Risk-free annual interest rate	0.13%
Expected life of stock options | yr	4
Bottom of range [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Risk-free annual interest rate	0.54%	1.97%
Expected stock price volatility	65.00%	77.00%
Expected life of stock options | yr	5	5.5
Forfeiture rate	5.00%	0.00%
Fair value at grant date	$ 1.84	$ 3.88
Stock price at grant date	2.99	5.90
Exercise price range	$ 2.99	$ 5.90
Top of range [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Risk-free annual interest rate	1.79%	2.49%
Expected stock price volatility	81.00%	88.00%
Expected life of stock options | yr	7	7
Forfeiture rate	15.00%	3.00%
Fair value at grant date	$ 6.48	$ 8.26
Stock price at grant date	10.19	11.25
Exercise price range	$ 10.19	$ 11.25